Borrowings and Debt Securities - Local Debt Securities and Foreign Debt Securities (Details)
€ in Thousands, kr in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions
	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 SEK (kr)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 SEK (kr)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 AUD ($)
Local Debt securities
Debt Instrument [Line Items]
Notional amount	₩ 97,658,931	₩ 90,494,766
Less: Discount on debt securities	(54,826)	(56,924)
Less: Current portion of foreign debt securities	(23,141,584)	(8,401,619)
Add: Current portion of discount on debt securities	4,712	2,344
Total	₩ 74,467,233	82,038,567
Electricity Bonds
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2012.03.27~2023.09.11
Notional amount	₩ 67,730,000	61,190,000
Electricity Bonds | Minimum
Debt Instrument [Line Items]
Borrowings, maturity	2023.01.08~2052.04.21
Borrowings, interest rate	1.43%		1.43%	1.43%	1.43%	1.43%	1.43%	1.43%
Electricity Bonds | Maximum
Debt Instrument [Line Items]
Borrowings, interest rate	5.99%		5.99%	5.99%	5.99%	5.99%	5.99%	5.99%
Corporate bonds
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2009.10.16~2023.12.21
Notional amount	₩ 29,887,353	29,293,188
Corporate bonds | Minimum
Debt Instrument [Line Items]
Borrowings, maturity	2024.01.12~2053.11.10
Borrowings, interest rate	1.21%		1.21%	1.21%	1.21%	1.21%	1.21%	1.21%
Corporate bonds | Maximum
Debt Instrument [Line Items]
Borrowings, interest rate	10.00%		10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Corporate bonds
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2021.05.26~2023.12.28
Borrowings, maturity	2041.05.25~2043.09.15
Notional amount	₩ 41,578	11,578
Corporate bonds | Minimum
Debt Instrument [Line Items]
Borrowings, interest rate	2.00%		2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Corporate bonds | Maximum
Debt Instrument [Line Items]
Borrowings, interest rate	3.78%		3.78%	3.78%	3.78%	3.78%	3.78%	3.78%
Foreign Debt securities
Debt Instrument [Line Items]
Notional amount	₩ 16,316,069	14,871,549
Less: Discount on debt securities	(128,259)	(124,865)
Add: Premium on foreign debt securities	263	663
Less: Current portion of foreign debt securities	(1,539,855)	(1,803,776)
Add: Current portion of discount on debt securities	2,464	1,902
Less: Current portion of premium on foreign debt securities	(263)
Total	₩ 14,650,419	₩ 12,945,473
FY-96
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	1996.04.01~1996.12.06	1996.04.01~1996.12.06
Notional amount	₩ 359,357	₩ 353,198	$ 278,701						$ 278,701
FY-96 | Minimum
Debt Instrument [Line Items]
Borrowings, maturity	2026.12.01	2026.12.01
Borrowings, interest rate	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
FY-96 | Maximum
Debt Instrument [Line Items]
Borrowings, maturity	2096.04.01	2096.04.01
Borrowings, interest rate	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%
FY-97
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	1997.01.31~1997.08.04	1997.01.31~1997.08.04
Notional amount	₩ 405,796	₩ 398,841	$ 314,717						$ 314,717
FY-97 | Minimum
Debt Instrument [Line Items]
Borrowings, maturity	2027.02.01	2027.02.01
Borrowings, interest rate	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%
FY-97 | Maximum
Debt Instrument [Line Items]
Borrowings, maturity	2027.08.01	2027.08.01
Borrowings, interest rate	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
FY-04
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2004.04.23	2004.04.23
Borrowings, maturity	2034.04.23	2034.04.23
Borrowings, interest rate	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%
Notional amount	₩ 369,955	₩ 363,614	$ 286,920						$ 286,920
FY-14
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2014.07.30	2014.07.30
Borrowings, maturity	2029.07.30	2029.07.30
Borrowings, interest rate	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%
Notional amount	₩ 128,940	₩ 126,730	$ 100,000						$ 100,000
FY-15
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2015.06.15	2015.06.15
Borrowings, maturity	2025.06.15	2025.06.15
Borrowings, interest rate	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%
Notional amount	₩ 386,820	₩ 380,190	$ 300,000						$ 300,000
FY-17
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2017.07.25	2017.07.25
Borrowings, maturity	2027.07.25	2027.07.25
Borrowings, interest rate	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%
Notional amount	₩ 386,820	₩ 380,190	$ 300,000						$ 300,000
FY-17
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2017.10.30	2017.10.30
Borrowings, maturity	2037.10.30	2037.10.30
Borrowings, interest rate	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%
Notional amount	₩ 57,064	₩ 54,048		€ 40,000						€ 40,000
FY-17
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2017.11.16	2017.11.16
Borrowings, maturity	2037.11.16	2037.11.16
Borrowings, interest rate	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%
Notional amount	₩ 58,050	₩ 54,527			kr 450,000						kr 450,000
FY-18
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2018.03.13	2018.03.13
Borrowings, maturity	2028.03.13	2028.03.13
Borrowings, interest rate	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%
Notional amount	₩ 272,349	₩ 268,208				$ 1,650,000						$ 1,650,000
FY-18
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2018.06.07~2018.07.25
Notional amount		₩ 1,774,220							$ 1,400,000
FY-18 | Minimum
Debt Instrument [Line Items]
Borrowings, maturity		2023.06.07
Borrowings, interest rate		3.75%							3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
FY-18 | Maximum
Debt Instrument [Line Items]
Borrowings, maturity		2023.07.25
Borrowings, interest rate		3.88%							3.88%	3.88%	3.88%	3.88%	3.88%	3.88%
FY-19
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2019.02.27	2019.02.27
Borrowings, maturity	2024.02.27	2024.02.27
Borrowings, interest rate	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Notional amount	₩ 305,364	₩ 274,574					SFr 200,000						SFr 200,000
FY-19
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2019.06.24	2019.06.24
Borrowings, maturity	2024.06.24	2024.06.24
Borrowings, interest rate	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Notional amount	₩ 644,700	₩ 633,650	$ 500,000						$ 500,000
FY-19
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2019.07.19	2019.07.19
Notional amount	₩ 458,046	₩ 411,861					SFr 300,000						SFr 300,000
FY-19 | Minimum
Debt Instrument [Line Items]
Borrowings, maturity	2024.07.19	2024.07.19
Borrowings, interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
FY-19 | Maximum
Debt Instrument [Line Items]
Borrowings, maturity	2027.07.19	2027.07.19
Borrowings, interest rate	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
FY-19
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2019.10.30	2019.10.30
Borrowings, maturity	2024.10.30	2024.10.30
Interest rate (%)	3M BBSW+0.97	3M BBSW+0.97
Notional amount	₩ 264,024	₩ 257,523						$ 300,000						$ 300,000
FY-19
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2019.12.19	2019.12.19
Borrowings, maturity	2037.12.31	2037.12.31
Notional amount	₩ 441,946	₩ 457,368	$ 342,753						$ 360,899
FY-19 | Minimum
Debt Instrument [Line Items]
Borrowings, interest rate	3.30%	3.30%	3.30%	3.30%	3.30%	3.30%	3.30%	3.30%	3.30%	3.30%	3.30%	3.30%	3.30%	3.30%
FY-19 | Maximum
Debt Instrument [Line Items]
Borrowings, interest rate	5.70%	5.70%	5.70%	5.70%	5.70%	5.70%	5.70%	5.70%	5.70%	5.70%	5.70%	5.70%	5.70%	5.70%
FY-20
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2020.02.03	2020.02.03
Borrowings, maturity	2025.02.03	2025.02.03
Borrowings, interest rate	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%
Notional amount	₩ 386,820	₩ 380,190	$ 300,000						$ 300,000
FY-20
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2020.05.06	2020.05.06
Borrowings, maturity	2025.05.06	2025.05.06
Borrowings, interest rate	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Notional amount	₩ 644,700	₩ 633,650	$ 500,000						$ 500,000
FY-20
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2020.06.15	2020.06.15
Borrowings, maturity	2025.06.15	2025.06.15
Borrowings, interest rate	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%
Notional amount	₩ 644,700	₩ 633,650	$ 500,000						$ 500,000
FY-20
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2020.08.03	2020.08.03
Borrowings, maturity	2026.02.03	2026.02.03
Borrowings, interest rate	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Notional amount	₩ 386,820	₩ 380,190	$ 300,000						$ 300,000
FY-21
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2021.01.27	2021.01.27
Borrowings, maturity	2026.01.27	2026.01.27
Borrowings, interest rate	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Notional amount	₩ 580,230	₩ 570,285	$ 450,000						$ 450,000
FY-21
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2021.04.27	2021.04.27
Borrowings, maturity	2026.04.27	2026.04.27
Borrowings, interest rate	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Notional amount	₩ 644,700	₩ 633,650	$ 500,000						$ 500,000
FY-21
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2021.08.09	2021.08.09
Borrowings, maturity	2026.08.09	2026.08.09
Borrowings, interest rate	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Notional amount	₩ 386,820	₩ 380,190	$ 300,000						$ 300,000
FY-21
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2021.09.24	2021.09.24
Borrowings, maturity	2026.09.24	2026.09.24
Borrowings, interest rate	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%
Notional amount	₩ 386,820	₩ 380,190	$ 300,000						$ 300,000
FY-22
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2022.04.21	2022.04.21
Borrowings, maturity	2027.04.21	2027.04.21
Borrowings, interest rate	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%
Notional amount	₩ 386,820	₩ 380,190	$ 300,000						$ 300,000
FY-22
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2022.05.06	2022.05.06
Borrowings, maturity	2025.05.06	2025.05.06
Borrowings, interest rate	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%
Notional amount	₩ 644,700	₩ 633,650	$ 500,000						$ 500,000
FY-22
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2022.06.14	2022.06.14
Notional amount	₩ 1,031,520	₩ 1,013,840	$ 800,000						$ 800,000
FY-22 | Minimum
Debt Instrument [Line Items]
Borrowings, maturity	2025.06.14	2025.06.14
Borrowings, interest rate	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%
FY-22 | Maximum
Debt Instrument [Line Items]
Borrowings, maturity	2027.06.14	2027.06.14
Borrowings, interest rate	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
FY-22
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2022.06.28	2022.06.28
Borrowings, maturity	2025.06.28	2025.06.28
Borrowings, interest rate	4.13%	4.13%	4.13%	4.13%	4.13%	4.13%	4.13%	4.13%	4.13%	4.13%	4.13%	4.13%	4.13%	4.13%
Notional amount	₩ 386,820	₩ 380,190	$ 300,000						$ 300,000
FY-22
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2022.07.27	2022.07.27
Borrowings, maturity	2027.07.27	2027.07.27
Borrowings, interest rate	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%
Notional amount	₩ 902,580	₩ 887,110	$ 700,000						$ 700,000
FY-22
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2022.10.06	2022.10.06
Notional amount	₩ 1,031,520	₩ 1,013,840	$ 800,000						$ 800,000
FY-22 | Minimum
Debt Instrument [Line Items]
Borrowings, maturity	2026.04.06	2026.04.06
Borrowings, interest rate	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
FY-22 | Maximum
Debt Instrument [Line Items]
Borrowings, maturity	2028.04.06	2028.04.06
Borrowings, interest rate	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
FY-22
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2022.10.06~2022.11.01	2022.10.06~2022.11.01
Borrowings, maturity	2032.10.06	2032.10.06
Borrowings, interest rate	5.16%	5.16%	5.16%	5.16%	5.16%	5.16%	5.16%	5.16%	5.16%	5.16%	5.16%	5.16%	5.16%	5.16%
Notional amount	₩ 387,891	₩ 381,992				$ 2,350,000						$ 2,350,000
FY-23
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2023.06.07
Borrowings, maturity	2030.06.07
Borrowings, interest rate	4.51%		4.51%	4.51%	4.51%	4.51%	4.51%	4.51%
Notional amount	₩ 171,167					$ 1,037,000
FY-23
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2023.07.12
Borrowings, maturity	2028.07.12
Borrowings, interest rate	4.88%		4.88%	4.88%	4.88%	4.88%	4.88%	4.88%
Notional amount	₩ 451,290		$ 350,000
FY-23
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2023.07.18
Borrowings, maturity	2028.07.18
Borrowings, interest rate	5.00%		5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Notional amount	₩ 644,700		$ 500,000
FY-23
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2023.07.31
Borrowings, maturity	2026.07.31
Borrowings, interest rate	5.38%		5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Notional amount	₩ 1,289,400		$ 1,000,000
FY-23
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2023.09.21
Borrowings, maturity	2026.09.21
Borrowings, interest rate	5.38%		5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Notional amount	₩ 386,820		$ 300,000